Financial result, net	12 Months Ended
Dec. 31, 2023
Disclosure of Finance Income (Expense) [Abstract]
Financial result, net
23 Financial result, net

	2023	2022	2021
Financial income:
Interest on financial investments	518,607	388,675	101,326
Interest from customers	127,562	128,052	109,999
Update of subscription warrants (see Note 19)	‐	5,099	33,180
Selic interest on PIS/COFINS credits	132,257	35,268	201,795
Update of provisions and other income	102,458	149,595	13,854
	880,884	706,689	460,154
Financial expenses:
Interest on loans	(1,482,183)	(1,465,259)	(716,969)
Interest on leases payable	(143,005)	(128,069)	(110,878)
Update of subscription warrants (see Note 19)	(45,084)	‐	-
Bank charges, financial transactions tax, and other taxes	(156,481)	(119,828)	(70,801)
Exchange variations, net of gain (loss) on hedging instruments	38,161	(458,032)	(239,106)
Update of provisions, net, and other expenses	(91,422)	(4,709)	(85,132)
	(1,880,014)	(2,175,897)	(1,222,886)
Total	(999,130)	(1,469,208)	(762,732)